Temporary Equity - Schedule of Dividends, Conversion Prices and Liquidation Preferences (Details) - Social Finance, Inc. - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	May 29, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Redemption amount		$ 3,210,470	$ 3,210,470	$ 2,476,891
Series 1
Temporary Equity [Line Items]
Dividend rate (in dollars per share)	$ 12.50		$ 12.50	$ 12.50
Redemption amount		$ 323,400	$ 323,400	$ 323,400
Series A
Temporary Equity [Line Items]
Dividend rate (in dollars per share)		$ 0.02	$ 0.02	$ 0.02
Conversion price (in dollars per share)		$ 0.20	$ 0.20	$ 0.20
Redemption amount		$ 3,938	$ 3,938	$ 3,938
Series B
Temporary Equity [Line Items]
Dividend rate (in dollars per share)		$ 0.18	$ 0.18	$ 0.18
Conversion price (in dollars per share)		$ 2.20	$ 2.20	$ 2.20
Redemption amount		$ 58,668	$ 58,668	$ 81,873
Series C
Temporary Equity [Line Items]
Conversion price (in dollars per share)		$ 1.00	$ 1.00	$ 1.00
Redemption amount		$ 4,837	$ 4,837	$ 4,837
Series D
Temporary Equity [Line Items]
Dividend rate (in dollars per share)		$ 0.28	$ 0.28	$ 0.28
Conversion price (in dollars per share)		$ 3.45	$ 3.45	$ 3.45
Redemption amount		$ 77,240	$ 77,240	$ 80,840
Series E
Temporary Equity [Line Items]
Dividend rate (in dollars per share)		$ 0.76	$ 0.76	$ 0.76
Conversion price (in dollars per share)		$ 9.46	$ 9.46	$ 9.46
Redemption amount		$ 229,470	$ 229,470	$ 231,558
Series F
Temporary Equity [Line Items]
Dividend rate (in dollars per share)		$ 1.26	$ 1.26	$ 1.26
Conversion price (in dollars per share)		$ 15.75	$ 15.75	$ 15.75
Redemption amount		$ 948,316	$ 948,316	$ 1,000,000
Series G
Temporary Equity [Line Items]
Dividend rate (in dollars per share)		$ 1.37	$ 1.37	$ 1.37
Conversion price (in dollars per share)		$ 17.06	$ 17.06	$ 17.06
Redemption amount		$ 500,000	$ 500,000	$ 500,000
Series H
Temporary Equity [Line Items]
Dividend rate (in dollars per share)		$ 1.23	$ 1.23	$ 1.23
Conversion price (in dollars per share)		$ 15.44	$ 15.44	$ 15.44
Redemption amount		$ 250,445	$ 250,445	$ 250,445
Series H-1
Temporary Equity [Line Items]
Dividend rate (in dollars per share)		$ 1.23	$ 1.23	$ 0
Conversion price (in dollars per share)		$ 15.44	$ 15.44	$ 0
Redemption amount		$ 814,156	$ 814,156	$ 0